Schedule Of Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Income Tax Disclosure [Abstract]
Current - Federal			$ (3)
Current - State				1	3
Current - Non-U.S.			4	3
Current income tax provision			1	4	3
Deferred - Federal			3	(57)	(38)
Deferred - State			(1)	7	(11)
Deferred - Non-U.S.			(1)	(1)	(3)
Deferred income tax benefit	(5)	(18)	1	(51)	(52)
Expense (benefit) for income taxes	$ (5)	$ (19)	$ 2	$ (47)	$ (49)